ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of other accrued expenses

	December 31,
	2022	2021
Payroll and related benefits and taxes	$8,312	$7,258
Fair value of embedded derivatives related to Convertible Debt	5,353	-
Royalties	3,610	2,870
Loan success fee related to Convertible Debt	2,858	-
Agent and sales commissions	1,224	2,833
Right-of-use lease liability, current portion	2,923	2,599
Tax liabilities	1,301	1,611
Product warranty liabilities	1,478	1,285
Product marketing	376	752
Manufacturing subcontractor costs	1,787	2,165
Legal and professional services	1,282	2,275
Other	1,739	3,319
Total accrued expenses and other current liabilities	$32,243	$26,967

Schedule of product warranty liabilities
	December 31,
	2022	2021
Balance, beginning of period	$1,285	$1,019
Accruals	1,600	957
Settlements	(1,407)	(691)
Balance, end of period	$1,478	$1,285